BUSINESS ACQUISITIONS (Provisional amounts recognized for the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands				3 Months Ended
	Feb. 08, 2017	Aug. 22, 2016	May 26, 2016	Jul. 17, 2017	Dec. 31, 2017	Jan. 01, 2017
Acquisition-date fair value of total consideration transferred [abstract]
Goodwill					$ 226,571	$ 202,108
Balance due (paid in fiscal 2017)					(2,700)	4,000
American Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable	$ 0
Income taxes receivable	0
Inventories	11,052
Prepaid expenses, deposits and other current assets	0
Property, plant and equipment	1,527
Intangible assets	67,400
Assets acquired	79,979
Accounts payable and accrued liabilities	0
Goodwill	18,562
Net assets acquired at fair value	98,541
Cash consideration paid at closing, net of cash acquired	98,541
Settlement of pre-existing relationships	0
Balance due (paid in fiscal 2017)	0
Consideration transferred	98,541
Intangible assets acquired	67,400
Other 2017 Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable				$ 1,893
Income taxes receivable				235
Inventories				7,235
Prepaid expenses, deposits and other current assets				4,100
Property, plant and equipment				3,011
Intangible assets				2,958
Assets acquired				19,432
Accounts payable and accrued liabilities				(3,822)
Goodwill				5,525
Net assets acquired at fair value				21,135
Cash consideration paid at closing, net of cash acquired				18,069
Settlement of pre-existing relationships				1,766
Balance due (paid in fiscal 2017)				1,300
Consideration transferred				21,135
Intangible assets acquired				2,958
American Apparel, LLC and Other 2017 Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable					1,893
Income taxes receivable					235
Inventories					18,287
Prepaid expenses, deposits and other current assets					4,100
Property, plant and equipment					4,538
Intangible assets					70,358
Assets acquired					99,411
Accounts payable and accrued liabilities					(3,822)
Goodwill					24,087
Net assets acquired at fair value					119,676
Cash consideration paid at closing, net of cash acquired					116,610
Settlement of pre-existing relationships					1,766
Balance due (paid in fiscal 2017)					1,300
Consideration transferred					119,676
Intangible assets acquired					$ 70,358
Peds Legwear, Inc.
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable		$ 11,821
Inventories		20,548
Prepaid expenses, deposits and other current assets		1,180
Property, plant and equipment		5,442
Intangible assets		26,484
Deferred income taxes		1,380
Assets acquired		66,855
Accounts payable and accrued liabilities		(16,376)
Income taxes payable		(2,521)
Deferred income taxes		(4,069)
Liabilities assumed		(22,966)
Goodwill		7,980
Net assets acquired at fair value		51,869
Cash consideration paid at closing, net of cash acquired		47,869
Balance due (paid in fiscal 2017)		4,000
Consideration transferred		51,869
Intangible assets acquired		26,484
Alstyle Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable			$ 19,113
Inventories			62,677
Prepaid expenses, deposits and other current assets			3,831
Property, plant and equipment			26,337
Intangible assets			7,500
Deferred income taxes			0
Assets acquired			119,458
Accounts payable and accrued liabilities			(11,629)
Income taxes payable			0
Deferred income taxes			0
Liabilities assumed			(11,629)
Goodwill			1,649
Net assets acquired at fair value			109,478
Cash consideration paid at closing, net of cash acquired			109,478
Balance due (paid in fiscal 2017)			0
Consideration transferred			109,478
Intangible assets acquired			7,500
Peds Legwear, Inc. and Alstyle Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable						30,934
Inventories						83,225
Prepaid expenses, deposits and other current assets						5,011
Property, plant and equipment						31,779
Intangible assets						33,984
Deferred income taxes						1,380
Assets acquired						186,313
Accounts payable and accrued liabilities						(28,005)
Income taxes payable						(2,521)
Deferred income taxes						(4,069)
Liabilities assumed						(34,595)
Goodwill						9,629
Net assets acquired at fair value						161,347
Cash consideration paid at closing, net of cash acquired						157,347
Balance due (paid in fiscal 2017)						4,000
Consideration transferred						161,347
Intangible assets acquired						$ 33,984
Trademarks | American Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	51,400
Intangible assets acquired	51,400
Trademarks | Peds Legwear, Inc.
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets		16,300
Intangible assets acquired		16,300
Trademarks | Alstyle Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets			3,500
Intangible assets acquired			$ 3,500
Intangible assets acquired, useful life			5 years
Customer contracts and customer relationships | American Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	16,000
Intangible assets acquired	$ 16,000
Intangible assets acquired, useful life	10 years
Customer contracts and customer relationships | Other 2017 Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets				3,000
Intangible assets acquired				$ 3,000
Intangible assets acquired, useful life				15 years
Customer contracts and customer relationships | Peds Legwear, Inc.
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets		9,700
Intangible assets acquired		$ 9,700
Intangible assets acquired, useful life		15 years
Customer contracts and customer relationships | Alstyle Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets			$ 4,000
Intangible assets acquired			$ 4,000
Intangible assets acquired, useful life			15 years
Computer software | Peds Legwear, Inc.
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets		$ 500
Intangible assets acquired		$ 500